Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Condensed Financial Statements, Captions [Line Items]
Agreement termination by either party on written notice, in days	60 days
Jostens [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum consigned inventory value	$ 57.0
Incurred expenses for consignment fees related to facility	1.1	1.1	0.9
Visant Holding Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum consigned inventory value	$ 32.8	$ 32.1